Property, plant and equipment - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Impairments	€ 320	€ 510	€ 701
Reversal of impairments loss	152	635	€ 679
Capital commitments	€ 3,231	€ 5,100